Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Information about Credit Risk on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As at December 31, 2018	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	6.3%	—	0.1%	—	6.3%	75.1%
Estimated total gross carrying amount at default	438,586	281,250	47,561	25,862	47,209	36,704
Expected credit loss	30,586	—	30	—	2,990	27,566

		Trade receivables
			Days past due
As at December 31, 2019	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	7. 2%	—	6.9%	6.2%	10.9%	70.7%
Estimated total gross carrying amount at default	7 94 , 678	601,094	61,917	24,409	40,213	67,045
Expected credit loss	57,611	—	4,283	1,513	4,386	47,429

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	Total
As at December 31, 2018	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,389,106	—	7,389,106
Other receivables, excluding tax recoverable	140,505	—	140,505
Cash and bank balances	6,128,522	—	6,128,522
Quoted equity securities	21,876	—	21,876
Derivative not designated as hedges – foreign exchange forward contract	4,529	—	4,529

	13,684,538	—	13,684,538

Financial liabilities
Loans and borrowings	2,033,519	15,196	2,048,715
Trade and other payables (Note 24)	7,008,592	160,091	7,168,683
Other liabilities	14	34	48

	9,042,125	175,321	9,217,446

	1 year or less	2 to 5 years	Total	Total
As at December 31, 2019	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Trade and bills receivables	7,7 4 2, 301	—	7,7 4 2, 301	1,09 2 , 758
Other receivables, excluding tax recoverable	1 61 , 292	—	1 61 , 292	2 2 , 765
Cash and bank balances	6,390,918	—	6,390,918	902,023
Quoted equity securities	9,235	—	9,235	1,304

	14,303,746	—	14,303,746	2,018,850

Financial liabilities
Loans and borrowings	2,085,456	—	2,085,456	294,344
Trade and other payables (Note 24)	8,447,756	176,302	8,624,058	1,217,210
Lease liabilities	29,838	35,263	65,101	9,188
Derivative not designated as hedges – foreign exchange forward contract	999	—	999	141

	10,564,049	211,565	10,775,614	1,520,883

Exposures to Foreign Currency
The Group’s exposures to foreign currency are as follows:

	31.12.2018
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	21,876	—	—	—	—
Trade and other receivables	693	25,827	12,149	675	—
Cash and bank balances	220,268	1,166	28,518	31,662	25
Financial liabilities	(15,126)	—	(501,014)	—	—
Trade and other payables	(13,952)	(17,452)	(7,060)	(41,828)	—

Net assets/(liabilities)	213,759	9,541	(467,407)	(9,491)	25

	31.12.2019
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	9,235	—	—	—	—
Trade and other receivables	607	414	7,624	658	—
Cash and bank balances	228,589	52	11,233	2,595	7,364
Financial liabilities	(15,710)	—	(139,524)	—	—
Trade and other payables	(7,086)	(27,922)	(10,596)	(2,605)	(83)

Net assets/(liabilities)	215,635	(27,456)	(131,263)	648	7,281

US$’000	30,435	(3,875)	(18,527)	91	1,028

Foreign currency risk [Member]
Statement [LineItems]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Singapore Dollar	21,376	21,564	3,044
Euro	954	(2,746)	(388)
US Dollar	(46,741)	(13,126)	(1,853)
Renminbi	(949)	65	9

Equity price risk [member]
Statement [LineItems]
Risk Sensitivity Analysis
A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Statement of profit or loss	2,188	924	130